As filed with the Securities and Exchange Commission on April 6, 2009
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 18
                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 19

(Check appropriate box or boxes)

|X| |_| |X| |X| |X|

UMB SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

1010 Grand Boulevard, Kansas City, MO 64106
(Address of Principal Executive Offices) (Zip Code)

(816) 860-7000
(Registrant's Telephone Number, including Area Code)

LAWRENCE A. KNECHT, ESQ.
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO 64106
(Name and Address of Agent for Service of Process)

With Copies to:

CONSTANCE E. MARTIN
UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_| |_| |_| |_| |X| |_|

immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

UMB | SCOUT FUNDS

Prospectus _________, 2009

UMB Scout TrendStar Small Cap Fund ([ticker])

Shares of this Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

O P P O R T U N I T Y  B E Y O N D  T O M O R R O W

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PROSPECTUS                                                                                                   __________, 2009

UMB Scout TrendStar Small Cap Fund

Investment Advisor:	Distributor:
SCOUT INVESTMENT ADVISORS, INC.	UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri	Milwaukee, Wisconsin

TABLE OF CONTENTS
		Page
Information About the Fund
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES		2
PRINCIPAL RISK FACTORS		3
PAST PERFORMANCE		4
FEES AND EXPENSES		6
INVESTMENT ADVISOR AND PORTFOLIO MANAGERS		7
FINANCIAL HIGHLIGHTS		9
Buying, Selling and Exchanging Shares
BEFORE YOU INVEST		10
BUYING SHARES		11
SELLING SHARES		14
EXCHANGING SHARES		16
SPECIAL FEATURES AND SERVICES		19
OTHER SHAREHOLDER INFORMATION		19
DIVIDENDS, DISTRIBUTIONS AND TAXES		21

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the UMB Scout TrendStar Small Cap Fund (the “Fund”) may be changed by the Fund’s Board of Trustees without shareholder approval. If the Board approves a change in the Fund’s investment objective, shareholders will be given advance written notice of the change. The Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Fund’s investment advisor, Scout Investment Advisors, Inc. (the “Advisor”), believes that they are no longer suitable for achieving the Fund’s objective. The principal risk factors associated with the Fund are noted and are described in more detail in the Principal Risk Factors section.

UMB Scout TrendStar Small Cap Fund
Investment Objective: Long-term growth of capital
Principal Risks: Market Risks, Small Cap Company Risks, Growth Investing Risks, Value Investing Risks, Real
Estate Investment Trust (“REIT”) Risks, and International Investing Risks.

The Fund pursues its objective by investing primarily in common stocks of small capitalization companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks of domestic small capitalization companies. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund defines small capitalization companies as those whose market capitalization fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase. As of December 31, 2008, the S&P Small Cap 600 Index included companies with market capitalizations ranging from $15 million to $2.3 billion, and the Russell 2000 Index included companies with market capitalizations ranging from $7 million to $3.3 billion. You should be aware that the market capitalization ranges for these indices are not fixed and may change from time to time.

How does the Fund choose securities in which to invest? In selecting the securities for the Fund, the Advisor researches and identifies long-term industry, demographic, technological and other trends that it believes are likely to generate superior company growth prospects. The Advisor then identifies a universe of companies that it expects to benefit most from the identified long-term trends. The companies within this universe are analyzed using a “bottom-up” fundamental approach that emphasizes company and industry profit margin structure, management effectiveness and overall industry competitiveness. The Advisor makes its final selections by utilizing a valuation methodology that estimates individual stock value by considering a wide variety of factors, including but not limited to company profitability, rate of company growth and balance sheet quality.

Mutual funds generally emphasize either “growth” or “value” styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low P/E (price-to-earnings) and P/S (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund seeks to invest in both “growth” and “value” companies without favoring either investment approach.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights in which the Fund may invest are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

MARKET RISKS
The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

VALUE INVESTING RISKS
The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

GROWTH INVESTING RISKS
The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolios. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

SMALL CAP COMPANY RISKS
The Fund invests primarily in small capitalization companies. Generally, small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than larger cap companies and these risks are passed on to funds that invest in them. Small cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying each Fund’s investments across different companies and economic sectors.

REAL ESTATE INVESTMENT TRUST RISKS
The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates.

INTERNATIONAL INVESTING RISKS
International investing poses additional risks. If a security owned by a Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

PAST PERFORMANCE

The Fund is the successor to the TrendStar Small-Cap Fund pursuant to a reorganization that took place on __________, 2009. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to __________, 2009 is historical information for the TrendStar Small-Cap Fund. The TrendStar Small-Cap Fund was managed by TrendStar Advisors, LLC, and had the same primary investment objective and investment strategies as the Fund, and was managed by the same portfolio managers.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year and how the predecessor Fund's average annual returns compare with those of the Russell 2000 Index. The predecessor Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

The performance information shown in the following charts is for the TrendStar Small-Cap Fund's shares.

Year-by-Year Annual Total Returns for the TrendStar Small-Cap Fund
(for calendar years ending on December 31(1))

Year to date return (through March 31, 2009) was ____%.

Best	Worst
Quarter	Quarter
4th Qtr, 2004	4th Qtr, 2008
13.44%	-23.34%

Average Annual Total Returns for the TrendStar Small-Cap Fund

(for periods ending on December 31, 2008(1))

Portfolio Returns	One Year	Five Year	Since Inception[1]
Before-Tax Return	-40.04%	-5.12%	-4.56%

After-Tax Return on Distributions[2]	-40.04%	-6.29%	-5.70%
After-Tax Return on Distributions and Sale of
Portfolio Shares[2]	-26.03%	-4.21%	-3.75%
Russell 2000 Growth Index[3]
(reflects no deduction for fees, expenses or taxes)	-38.54%	-2.35%	-1.58%
Russell 2000 Index[3]
(reflects no deduction for fees, expenses or taxes)	-33.79%	-0.93%	0.16%

1	Shares of the TrendStar Small-Cap Fund commenced investment operations on October 31, 2003.
2	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
3	The Indices are unmanaged benchmarks and assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Small Cap 600 Index and Russell 2000 Index are both widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolios.

I # 851723 v.4

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Scout TrendStar
(fees paid directly from your investment)	Small Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends	None
Redemption Fee	2.00%[1]
Exchange Fee	None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	2.11%[2]
Total Annual Fund Operating Expenses	2.86%
Less Advisor’s Fee Limitation/Payments	(1.56)%[3]
Net Annual Fund Operating
Expenses	1.30%

[1]	The fee applies to shares redeemed or exchanged within two months of purchase.
[2]	“Other Expenses” are based on the estimated amounts for the initial fiscal year.
[3]	The Advisor has entered into an agreement to waive advisory fees and/or assume certain other Fund expenses through October 31, 2011 with respect to the Fund in order to limit Net Annual Fund Operating Expenses to no more than 1.30%. After that date, the Trust’s Board and Advisor may agree to continue, modify or terminate the expense limitation agreement. If total annual fund operating expenses would fall below the expense limit, the advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three-year period. Please see the section titled “Investment Advisor" for more information.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years*
$132	$525

*	Please note that only the first 2 years and 4 months on the 3 Year example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. If the expense limitation agreement were continued, the 3 Year expense example dollar amount would be less.

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS

INVESTMENT ADVISOR

Scout Investment Advisors, Inc. is the Fund’s investment advisor. The Advisor is a wholly owned subsidiary of UMB Bank, n.a. (“UMB”) and was formed as a federally registered investment advisory firm for the purpose of managing the UMB Scout Funds (the “Funds”). The Advisor is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of March 31, 2009, assets under the management of UMB and the Advisor were approximately $____ billion.

James L. Moffett is the Chairman of the Advisor. In this capacity, he oversees the operation of the fund group. Mr. Moffett has been with UMB since 1979 and has been employed by the Advisor since May 2001. He is a CFA® charterholder and has over 40 years investment management experience. Mr. Moffett received his Bachelor of Arts in History from Harvard University and his MBA from Stanford University. Mr. Moffett is a member of the Kansas City CFA Society and the CFA Institute.

William B. Greiner is the Chief Investment Officer of UMB and the Advisor. Mr. Greiner was the Chief Investment Officer at UMB from 1999 to September 2003. From September 2003 to June 2004, Mr. Greiner managed private accounts and then returned to resume his role at UMB and the Advisor. Prior to originally joining UMB, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner received his Bachelor of Arts in Business Administration – Economics/Finance from Washburn University. He has been employed by the Advisor since June 2004. Mr. Greiner is a CFA® charterholder, a member of the Kansas City CFA Society, and the CFA Institute, and has over 25 years investment management experience.

The Fund has entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages the Fund’s assets in accordance with the Fund’s investment objective and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Fund’s Board. The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The UMB Scout TrendStar Small Cap Fund pays the Advisor an advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets. These advisory fees are paid monthly.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2011, to the extent necessary so that net annual fund operating expenses of the UMB Scout TrendStar Small Cap Fund do not exceed 1.30% of the Fund’s average daily net assets. Under this expense limitation agreement, the Advisor retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement and such reimbursement will not exceed any applicable fee waiver or expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

PORTFOLIO MANAGERS

Information about the portfolio managers of the Fund is provided below. The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the Fund.

Mr. Thomas W. Laming is the lead portfolio manager of the UMB Scout TrendStar Small Cap Fund. Mr. Laming joined the Advisor in 2009. Prior to joining the Advisor, Mr. Laming served as President and Chief Investment Officer of TrendStar Advisors, LLC, a firm that he founded, from 2003-2009. Mr. Laming previously served as Senior Vice President and Portfolio Manager with Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, joining that firm in January 1993. While at Kornitzer, Mr. Laming served as Chief Equity Strategist for the Buffalo Mutual Funds and was co-lead manager for all of the equity mutual funds at Buffalo, including the Buffalo Small Cap, Mid Cap, Large Cap, USA Global and Science & Technology funds. Previously, Mr. Laming served as a Senior Engineer at Martin Marietta in Denver, and served as a Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW’s Space Park Facility in Redondo Beach. While an engineer, Mr. Laming’s work dealt primarily with spacecraft design. Mr. Laming also worked as a technology analyst with Waddell & Reed in Overland Park, Kansas. Mr. Laming is a Senior Member of the American Institute of Aeronautics and Astronautics and holds an MBA from Indiana University, a Master of Science in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a Bachelor of Science, with highest distinction, in Physics from the University of Kansas.

Mr. James R. McBride is the co-portfolio manager of the UMB Scout TrendStar Small Cap Fund. Mr. McBride works closely with Mr. Laming to provide day-to-day investment management for the Funds. Mr. McBride joined the Advisor in 2009. Prior to joining the Advisor, Mr. McBride co-founded and served as Vice-President/Portfolio Manager of TrendStar Advisors, LLC from 2003-2009. Mr. McBride was also previously employed by Kornitzer Capital Management, Inc. as a Vice President and research analyst from 2000 until he left to co-found TrendStar Advisors, LLC in August, 2003. Prior to joining Kornitzer Capital, Mr. McBride served in a number of increasingly responsible positions with Hewlett-Packard and subsidiary companies of Hewlett-Packard from 1989 through 2000. Mr. McBride earned a B.S. degree, with honors, in Mechanical Engineering from Wichita State University in 1983 and an M.B.A. in finance from Indiana University in 1989. Mr. McBride is also a graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers in 1986.

FINANCIAL HIGHLIGHTS

Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the TrendStar Small-Cap Fund. The information presented incorporates the operations of the TrendStar Small-Cap Fund, which, as a result of the reorganization, are the Fund's operations. This information has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm. Their report and the Predecessor Fund's financial statements are included in the TrendStar Small-Cap Fund’s 2008 Annual Report, which is available upon request.

The following tables are intended to help you understand the financial performance of the predecessor Fund for the periods shown below. The "Total Return" figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The TrendStar Small-Cap Fund, a portfolio of TrendStar Investment Trust, was reorganized into the UMB Scout TrendStar Small Cap Fund, a series of UMB Scout Funds Trust, on or about ____________, 2009.

		For Fiscal Years ended September 30:
TrendStar Small Cap Fund	2008	2007	2006	2005	2004(a)
Per Share Operating Performance
Net Asset Value, Beginning of Period	$ 12.61	$ 12.19	$ 11.94	$ 10.48	$ 10.00
Income from Investment Operations
Net Investment Income (Loss)	(0.29)	(0.12)	(0.10)	(0.07)	(0.05)
Net Realized and Unrealized Gain
(Loss) on Investments	(2.89)	1.70	0.59	1.68	0.53
Total from Investment Operations	(3.18)	1.58	0.49	1.61	0.48
Less Distributions
Dividends from Realized Gains	(1.89)	(1.16)	(0.24)	(0.15)	0.00
Dividends from Net Investment Income	-(f)	___-	___-	___-	___-
Total Distributions	(1.89)	(1.16)	(0.24)	(0.15)	0.00
Paid-in capital from redemption fees	-(b)	-(b)	___-	___-	___-
Net Asset Value, End of Period	$ 7.54	$ 12.61	$ 12.19	$ 11.94	$ 10.48
Total Return(c)	(28.20)%	13.44%	4.08%	15.37%	4.80%(d)
Ratios/Supplemental Data
Net Assets, End of Period (000's)	$ 19,681	$ 171,098	$ 235,243	$ 193,198	$ 72,599
Ratio of Expenses to Average Net Assets	1.40%	1.37%	1.36%	1.39%	1.40%(e)
Ratio of Expenses to Average Net Assets
Before Reimbursement & Waiver of
Expenses by Advisor	1.42%	1.37%	1.36%	1.39%	1.44%(e)
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.84)%	(0.79)%	(0.76)%	(0.90)%	(0.81)%(e)
Ratio of Net Investment Income (Loss) to
Average Net Assets Before
Reimbursement & Waiver of Expenses by
Advisor	(0.86)%	(0.79)%	(0.76)%	(0.90)%	(0.85)%(e)
Portfolio Turnover Rate	53.28%	21.11%	37.21%	11.92%	14.29%

(a)	October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b)	Redemption fees resulted in less than $.005 per share.
(c)	Total return in the above table represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not Annualized.
(e)	Annualized.
(f)	Return of capital resulted in less than $0.005 per share.

BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Fund. Please read it carefully before you decide to invest.

Account Registration. Once you have decided to invest in the Fund, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

  Individual Ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.
  Joint Ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.
  Custodial Account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.
  Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.
  IRAS and other tax-deferred accounts. The Fund offers a variety of retirement accounts for individuals. Please refer to "Retirement Account Options" below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

TYPE OF ACCOUNT	INITIAL MINIMUM	ADDITIONAL MINIMUM
	PURCHASE	PURCHASE
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs	$100	$100
and Coverdell Education Savings Accounts)
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

Determining Your Share Price. The price at which you purchase and redeem the Fund's shares is called the Fund's net asset value per share ("NAV"). The Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Fund is open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Fund’s transfer agent (the "Transfer Agent"). "Good order" means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found beginning on page 11). Additional requirements for "good order" can be found in the "Customer Identification Program" section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Fund reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the NYSE closes early, trading on the NYSE is restricted or as otherwise permitted by the Securities and Exchange Commission. The Board may, for any business day, decide to change the time as of which the Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilize both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

In addition, the fair value procedures are also used to limit the Fund’s possible exposure to investors who engage in the type of market-timing trading that seeks to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares (as further described in the “Arbitrage market timing” section). For example, if the Fund holds a thinly traded security and there is not a significant amount of market activity on a trading day, the Advisor will review the closing price to determine if the closing price accurately reflects the fair market value of that thinly traded security. If the Advisor determines that the closing price of the thinly traded security does not accurately reflect the fair market value of the security at the time the Fund calculates its NAV, the Advisor will take steps to determine the fair market value of the security.

In certain circumstances, if events occur that materially affect the values of the Fund’s investments, a third-party pricing services may provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.

If the Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair market value of a security, it is possible that the fair market value determined by the Advisor will not exactly match the market price of the security when the security is sold by the Fund.

BUYING SHARES

You can buy shares directly from the Fund or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Fund has authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Fund to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Institutions” below for more details.

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUND, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
By mail:	By mail:
• Complete and sign the account application or an IRA	• Complete the investment slip that is included in your
application. If you do not complete the application	account statement and write your account number on
properly, your purchase may be delayed or rejected.	your check.
• Make your check payable to the “UMB Scout Funds.” The	• If you no longer have your investment slip, please
Fund does not accept cash, money orders, third party	reference your name, account number and address on
checks, travelers checks, credit card checks, checks drawn	your check, and the name of the Fund(s) in which you
on banks outside the United States or other checks	want to invest.
deemed to be high risk.	• Make your check payable to the “UMB Scout Funds.”
• For IRA accounts, please specify the year for which the
contribution is made.

Mail your application and check	Mail the slip and check to:
UMB Scout Funds	UMB Scout Funds
P.O. Box 1241	P.O. Box 1241
Milwaukee, WI 53201-1241	Milwaukee, WI 53201-1241

By overnight courier, send to:	By overnight courier, send to:
UMB Scout Funds	UMB Scout Funds
803 West Michigan Street	803 West Michigan Street
Milwaukee, WI 53233-2301	Milwaukee, WI 53233-2301

By telephone:	By telephone:
You may not make your initial purchase by telephone.	• You automatically have the privilege to purchase
additional shares by telephone unless you have
By wire:	declined this service on your account application. You
• To purchase shares by wire, the Transfer Agent must have	may call 1-800-996-2862 to purchase shares in an
received a completed application and issued an account	existing account.
number to you. Call 1-800-996-2862 for instructions prior	• Investments made by electronic funds transfer must
to wiring the funds.	be in amounts of at least $100 and not greater than
• Send your investment to UMB with these instructions:	$50,000.
UMB Bank, n.a.
ABA# 101000695	By wire:
For Credit to the UMB Scout Funds	Send your investment to UMB by following the
A/C# 9871062406	instructions listed in the column to the left.
For further credit to: investor account number; name(s) of
investor(s); SSN or TIN; name of Fund to be purchased.	Online:
Visit the Fund’s web site and complete the online form to
Online:	add to your account in amounts of $100 or more.
Visit the Fund’s web site, complete and electronically
submit the online application. Accounts for third parties,
trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Fund is open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Fund reserves the right to modify the terms and conditions of purchase transactions at any time, without prior notice. The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Fund reserves the right to deny applications or redeem your account if the application is not in good order or it is unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)
To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Fund. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Fund at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Additional Purchase Information

  The Fund does not issue certificates for shares.
  If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent.
  The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.
  You must provide the Fund with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Fund will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Fund must also withhold if the IRS instructs it to do so.
  The Fund is only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.
  The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list “Power of Attorney” or “POA” in the registration section.
  Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

Transactions Through UMB Bank, n.a. and Other Financial Services Companies. In addition to purchasing shares directly from the Fund, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale. UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services companies should contact their account officers for appropriate purchase instructions. Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Fund offers. To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies. The Advisor, at its own expense (that is, without additional cost to the Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Fund. This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered. For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Fund. In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund related documents and answering shareholder inquiries about the Fund. These payments to financial services companies would be in addition to Fund payments described in this Prospectus. The amount of the payments to different financial services companies may be different. The aggregate amount of these additional payments could be substantial. These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments. The payments may create an incentive for the recipient to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

SELLING SHARES

When you purchase your shares directly from the Fund, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Fund’s records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of the Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Fund normally pays redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Fund wait for funds to become available).

BY MAIL

  Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.
  Sign the request exactly as the shares are registered. All account owners must sign.
  Include a Medallion signature guarantee, if necessary (see page 16).
  Send your request to:

REGULAR MAIL UMB Scout Funds P.O. Box 1241 Milwaukee, WI 53201-1241	OVERNIGHT COURIER UMB Scout Funds 803 West Michigan Street Milwaukee, WI 53233-2301

BY TELEPHONE

  You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.
  Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

  If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Fund is open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

REDEMPTION FEE
Shares of the Fund that are sold or exchanged within two months of purchase will be assessed a redemption fee of 2.00%. This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions, redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan), redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program, involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees, redemptions and exchanges effected by other mutual funds that are sponsored by the Advisor or its affiliates, and otherwise as the UMB Scout Funds or the Board may determine in their sole discretion. The redemption fee will also not apply to accounts for which UMB serves as custodian, trustee or in any other fiduciary capacity, to employer-sponsored retirement plans such as 401(k) plans, or to accounts to which the application of the redemption fee is not technologically feasible, such as certain omnibus accounts maintained by a financial intermediary. Certain intermediaries may not apply the exemptions listed above to the redemption fee or may exempt transactions not listed above from the redemption fee. For shares that are held through a financial intermediary, in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. Certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Fund. The redemption fee will apply to custody, trust or other fiduciary accounts held directly at the Fund. The redemption fee is deducted from the proceeds of the redemption or exchange and is paid directly to the Fund. If you bought shares in the Fund on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies (“first-in, first-out”).

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

  Once we receive your order to redeem shares, you may not revoke or cancel it. The Fund cannot accept an order to redeem that specifies a particular date, price or any other special conditions.
  If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.
  If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.
  The Fund reserves the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets, or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.
  Under certain circumstances, the Fund may pay your redemption “in kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions
If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

  In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.
  The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion Signature Guarantees
The Fund will require the Medallion signature guarantee of each account owner in the following situations:

  to change ownership on your account;
  to send redemption proceeds to a different address than is currently on the account;
  to have the proceeds paid to someone other than the account’s owner;
  to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;
  to add check-writing privileges;
  to add telephone privileges;
  to change the name on your account due to marriage or divorce;
  to transfer your Fund IRA to another fund family (on the IRA transfer form);
  if a change of address request has been received by the Transfer Agent within the last 60 days; or
  if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Fund requires Medallion signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in the Fund for shares in another Scout fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:
• Each account must be registered identically;

  You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;
  You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements; and
  Exchanges of shares of the Fund held two months or less will trigger the redemption fee.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Fund’s shares and the purchase of another Scout fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES
You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another identically registered Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET TIMING
The Fund is not to be used as a vehicle for short-term trading or market timing, and therefore, the Fund will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Fund as engaging in a pattern of frequent trading potentially injurious to the Fund. “Frequent trading potentially injurious to the Fund” is a sale or exchange of Fund shares exceeding a designated monetary threshold within 20 days of the purchase of such Fund shares.

The Fund believes that frequent trading strategies or market timing may adversely affect the Fund and its shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of the Fund’s portfolio, materially increase the Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Fund’s Board of Trustees has adopted redemption fees for the Fund and has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Fund maintains surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a 20-day period are examined. To the extent that transactions exceeding the monetary threshold within a 20-day period are identified, the Fund will place a “block” on the account (and may also block the accounts of clients of the particular adviser or broker considered responsible for the trading). The Fund may modify its surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to the Fund. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Fund’s long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect the Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Fund’s President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

The portfolio securities of the Fund may make the Fund more susceptible to frequent trading or market timing strategies. Some thinly traded securities in which the Fund may invest could subject the Fund to “arbitrage market timing,” as described below. To reduce the susceptibility of the Fund to arbitrage market timing, the Board has also approved a redemption fee on Fund shares sold or exchanged within two months of purchase. Details of the redemption fee are disclosed on page 15.

Market timing through financial intermediaries. Shareholders are subject to the Fund’s policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Fund or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Fund for trading on behalf of its customers. To the extent required by applicable regulation, the Fund or the Transfer Agent enters into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary. While the Fund monitors accounts of financial intermediaries and will encourage financial intermediaries to apply the Fund’s policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity, enforce the Fund’s policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. In certain circumstances, the Fund may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Fund’s policies. In those instances the Fund may not require the financial intermediary to enforce the Fund’s policies. Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to the Fund. For example, should it occur, the Fund may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Fund’s policy prohibiting frequent trading to their customers. In addition, certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Fund. Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Fund’s policy and may be rejected in whole or in part by the Fund. However, there can be no assurance that the Fund will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Arbitrage market timing. The Fund has the authority to invest in securities that are thinly traded. To the extent the Fund invests in these types of securities, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares, sometimes referred to as “arbitrage market timing.” For example, if the Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is the possibility that such “arbitrage market timing” trading, under certain circumstances, may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Fund has procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price closing price of a thinly traded security may not reflect the accurate fair market value of the security.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Fund offers a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Fund currently offers the following kinds of retirement plans and savings account:

• Traditional IRA (including spousal IRA)	• SEP-IRA
• Rollover IRA	• Coverdell Education Savings Account
• Roth IRA

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Fund offers 24-hour, seven-days-a-week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Fund, when available, as well as current performance information, when available, applications and other Fund information by visiting the Fund’s web site at umbscoutfunds.com.

In addition, you may enroll on the Fund’s web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Fund online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Fund’s web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its Distributor and its Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Fund’s web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Fund, its Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Fund, its Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

SHAREHOLDER COMMUNICATIONS
Disclosure of Portfolio Holdings. The Fund makes a complete list of its portfolio holdings publicly available on the Fund’s web site, umbscoutfunds.com, approximately thirty days after the end of each fiscal quarter. Further, the Fund discloses its top ten equity holdings on the Fund’s web site approximately fifteen days after the end of each fiscal quarter. This information is made available in order to enhance communications to the Fund’s shareholders and provide them with additional means of monitoring and evaluating their investments in the Fund. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Fund in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Fund reserves the right to deny your ability to refute a transaction if you fail to notify the Fund within such 90 day time period.

Semi-Annual and Annual Reports. The Fund sends Semi-Annual and Annual Reports to its shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Fund’s portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Fund’s performance for its most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Fund will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution. You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Fund’s web site.

HOUSEHOLDING
To help lower the Fund’s expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Fund will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Fund may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Fund’s behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. A dividend from net investment income represents the income the Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that the Fund holds. The Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Fund will pay substantially all of its net investment income semiannually, usually in June and December.

The Fund will pay any net realized capital gains annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. The Fund will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

Annual Statements. Every January you will receive a statement that shows the tax status of distributions you received the previous calendar year. The Fund is also required to include on your information statement, exempt interest dividends and the separately identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Buying a Dividend. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of the Fund shortly before the record date of a capital gains distribution. This is known as “buying a dividend.” The distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest by calling 1-800-996-2862.

TAXES
In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of net investment income and short-term capital gains other than qualified dividend income received by individuals are taxable to you at ordinary income tax rates. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of ordinary income dividends designated the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. An exchange of your Fund shares for shares of a different Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund shares depends on your marginal income tax bracket and on how long the shares have been held.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the United States government, subject to certain restrictions.

Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

THE FOLLOWING INFORMATION IS NOT PART OF THE PROSPECTUS.

THE UMB SCOUT FUNDS’ PRIVACY POLICY

The UMB Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT
The UMB Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

  your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
  your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE
We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The UMB Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY
The UMB Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

INVESTMENT ADVISOR

Scout Investment Advisors, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[_____________]
[_____________]

LEGAL COUNSEL

Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN

UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR

UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT

UMB Fund Services, Inc.
Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund’s Annual and Semi- Annual Reports to shareholders will contain additional information about the Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Fund by telephone, mail or e-mail as provided on this page. The Fund also makes copies of these documents available free of charge on its web site at umbscoutfunds.com. You also may call the toll-free number provided to request other information about the Fund and to make shareholder inquiries.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.
Reports and other information about the Fund is available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public
Reference Section of the SEC, Washington, DC 20549-0102.

[LOGO]® UMB SCOUT FUNDS P.O. Box 1241 Milwaukee, WI 53201-1241 TOLL FREE 1-800-996-2862 E-MAIL: scoutfund@umb.com umbscoutfunds.com “UMB,” “Scout” and the Scout design — Reg. U.S. Pat. & Tm. Off.	SEC REGISTRATION NUMBER 811-09813 UMB Scout Funds

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PART B

UMB Scout Funds

UMB Scout TrendStar Small Cap Fund

STATEMENT OF ADDITIONAL INFORMATION

__________, 2009

This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction with and is incorporated by reference into the UMB Scout TrendStar Small Cap Fund’s current Prospectus dated [__], 2009. To obtain a free copy of the Prospectus, please call the Fund toll-free at (800) 996-2862.

“UMB” and “Scout” —Reg. U.S. Pat. & Tm. Off.

TABLE OF CONTENTS
INTRODUCTION	- 2 -
INVESTMENT POLICIES	- 2 -
RISK FACTORS	- 7 -
INVESTMENT RESTRICTIONS	- 9 -
PORTFOLIO TRANSACTIONS	- 10 -
PURCHASE, REDEMPTION AND PRICING OF SHARES	- 12 -
DISCLOSURE OF PORTFOLIO HOLDINGS	- 13 -
DIVIDENDS, DISTRIBUTIONS AND TAXES	- 14 -
INVESTMENT ADVISOR	- 21 -
PORTFOLIO MANAGERS	- 23 -
OFFICERS AND TRUSTEES	- 24 -
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES	- 30 -
ADMINISTRATOR AND FUND ACCOUNTANT	- 30 -
DISTRIBUTOR	- 30 -
TRANSFER AGENT	- 31 -
CUSTODIAN	- 31 -
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	- 31 -
FUND COUNSEL	- 31 -
GENERAL INFORMATION AND HISTORY	- 31 -
FIXED INCOME SECURITIES RATINGS	- 33 -

INTRODUCTION

The UMB Scout mutual funds are series of UMB Scout Funds, a Delaware statutory trust (the “Trust”). The Trust is registered and classified as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each separate series of the Trust operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis. One series of the Trust is discussed in this SAI: the UMB Scout TrendStar Small Cap Fund (the “Fund”). The Fund’s investment advisor is Scout Investment Advisors, Inc., a Missouri corporation (the “Advisor”), which is a wholly owned subsidiary of UMB Bank, n.a. (“UMB Bank”).

This SAI supplements the information contained in the Prospectus for the UMB Scout TrendStar Small Cap Fund (the “Fund”). The Prospectus outlines the investment objectives, principal investment strategies and principal risks of the Fund, as well as various policies relating to the purchase and redemption of shares. This SAI contains additional information about the operation of the Fund, including additional information about:

  Investment Policies;
  Risk Factors; and
  Investment Restrictions.

INVESTMENT POLICIES

Investment Objectives and Policies

The Fund’s investment objective and policies are matters of non-fundamental policy, which means that the Board of Trustees can modify these investment objectives and policies without obtaining the approval of shareholders. By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders. If the Board approves a change in the Fund’s investment objective, shareholders will be given written notice of the change prior to its implementation. The Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law. Any percentage limitations imposed by the Fund’s investment policies generally apply as of the time that a security is purchased, and the Fund is not required to sell a security if the percentage of a particular holding exceeds the percentage limitation due to changes in the value of the security or size of the Fund.

Diversification

The Fund is classified under the 1940 Act as a “diversified” fund. Under the 1940 Act, if a fund is classified as a diversified fund, it generally means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer. The Fund may not change its classification from diversified to non-diversified unless the change is approved by a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Fund intends to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code of 1986, as amended (the “Code”).

The UMB Scout TrendStar Small Cap Fund

The Fund's investment objective and the manner in which the Fund pursues its investment objective is generally discussed in the Prospectus. This section provides additional information concerning the Fund's investment policies and strategies that may be employed from time to time to help enhance the overall return of the Fund. This section also describes securities in which the Fund may invest but which are not part of the Fund's principal investment strategies. Normally, the Fund will invest at least 80% of total assets in common stock of U.S. companies, but the Fund may also utilize other types of investments to a limited extent.

Common Stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;
(2)	certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;
(3)	commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;
(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;
(5)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and
(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Foreign Securities. The Fund may invest up to 10% of its total net assets in the common stock of foreign issuers including, but not limited to, foreign securities in the form of American Depository Receipts.

Real Estate Investment Trusts (“REITs”). The Fund may invest up to 20% of the Fund’s assets in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act. Generally, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

ETFs. To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An ETF is a fund that holds a portfolio of common stocks whose shares trade throughout the day. ETFs are typically intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of the ETF shares should, under normal circumstances, closely track the value of the index’s underlying component stocks. By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.

Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies and instrumentalities, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Special Situations. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

Master-Feeder Option. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

Options. The Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further, over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Fund may invest not more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Fund may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options.

Futures Contracts and Related Options. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

Temporary Defensive Investments. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

RISK FACTORS

The following risk factors are in addition to the risk factors included in the Prospectus.

Risk Factors Applicable to Foreign Investments. From time to time, the Fund may invest in companies located in foreign countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

The risks to which the Fund is exposed as a result of investing in companies located outside the United States also include the following: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund’s Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Money Market Instruments. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies. To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies. Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. Although the Fund may be indemnified against such losses by the lending agent, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may experience losses as a result of a diminution in value of its cash collateral investments.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Fixed Income. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poors or any similar rating by any national credit rating service.

All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of the Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Fund will not, as a matter of fundamental policy:

(1)	borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one- third (33 1/3%) of its total assets (including those assets represented by the borrowing).
(2)	underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(4)	make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
(5)	make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).
(6)	purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
(7)	change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified Fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.

As indicated above, as a matter of fundamental policy, the Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, the Fund does not intend to borrow money or issue senior securities in excess of 5% of its net assets, however, if borrowings do exceed 5%, the Fund will not purchase additional investment securities until outstanding borrowings represent less than 5% of the Fund’s assets. As a matter of non-fundamental policy, in order to limit risks associated with leverage, the Fund will not purchase portfolio securities if the Fund’s borrowings exceed 5% of its net assets.

The following are “non-fundamental” restrictions for the Fund, which may be changed by the Board of Trustees without shareholder approval. The Fund will not:

(1)	purchase securities on margin ;
(2)	invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable; or
(3)	acquire securities of other investment companies except as permitted by the 1940 Act.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Fund’s Advisor. Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker’s commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor, when effecting purchases and sales of portfolio securities for the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Fund or its Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the Fund, and not all such services need to be used by the Advisor in connection with the Fund. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

When the Advisor in its fiduciary duty believes it to be in the best interests of the Fund’s shareholders, the Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

Portfolio Turnover. The Fund does not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund’s Advisor believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of the Advisor, a favorable yield spread exists between specific issues or different market sectors. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of the Fund. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund’s Advisor, investment considerations warrant such action. It is anticipated that the turnover rate for the Fund generally will not exceed 100%; however, under certain market conditions, the portfolio turnover rate may exceed 100%. An increased portfolio turnover rate would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem (sell) the Fund’s shares is called the Fund’s net asset value per share (“NAV”). The Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Fund is open for business on the same days that the NYSE is open for unrestricted trading. The Fund is closed on weekends and the following holidays:

New Year’s Day	January 1
Martin Luther King, Jr. Day	Third Monday in January
Presidents’ Holiday	Third Monday in February
Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday in September
Columbus Day	Second Monday in October
Veterans’ Day	November 11
Thanksgiving Day	Fourth Thursday in November
Christmas Day	December 25

If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Fund’s net asset values, securities that are traded on a recognized stock exchange (except the NASDAQ National Market® and SmallCap® exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and SmallCap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. Options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days) are valued at prices furnished by a pricing service, subject to review and possible revision by the Fund’s Advisor. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders.

The Fund has elected to be governed by Rule 18f-l under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Determining Your Share Price” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s overall policy with regard to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Fund publicly discloses 100% of its portfolio holdings in quarterly reports approximately 60 days after each quarter-end as required by SEC rules. Also, the Fund makes a complete list of its portfolio holdings publicly available on the Fund’s web site, umbscoutfunds.com, approximately 30 days after the end of each fiscal quarter. Further, the Fund discloses its top ten equity holdings on the Fund’s web site (umbscoutfunds.com) approximately fifteen days after the end of each fiscal quarter. This information is made available to enhance communications to the Fund’s shareholders and its representatives by providing them with additional means of monitoring and evaluating investments in the Fund, as well as to facilitate the work of ratings agencies that evaluate the Fund.

Under the Fund’s portfolio holdings disclosure policy and relevant SEC rules, the Fund may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to appropriate limitations on trading. The Fund and/or the Advisor share portfolio holdings information with certain primary service providers that have a legitimate business need, related to the services they provide to the Fund, for such information. The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, trade management and custodial systems vendors, consultants, legal counsel, the independent registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities. The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract. No compensation or other consideration is received with respect to the disclosure to the Fund’s primary service providers.

In addition, the Advisor and its affiliates may serve as investment advisers to clients other than the Fund using investment strategies that are similar to those used for the Fund. In some instances, the portfolio holdings of such client accounts may be similar to those of the Fund, although such client accounts are not subject to the Fund’s portfolio holdings disclosure policy. In such cases, the Advisor or its affiliate will ensure that its trading in such accounts is conducted so that the Fund and client accounts are treated fairly. Also, the Advisor or its affiliate may, in some cases, sell representative or model account information to third parties that utilize such information to manage client accounts in a similar style. In such cases, to mitigate risks that such information may be used to trade inappropriately against the Fund, the Advisor or its affiliate will ensure that the model account information is provided in a manner or timeframe designed to ensure that the Fund receives fair treatment in terms of trading of securities. Further, each third party will be required to enter into a non-disclosure agreement whereby it agrees to maintain such information as confidential, and prohibits the party from trading against the Fund, or knowingly engaging in any trading practices that are adverse to the Fund or its shareholders or trading in shares of the Fund.

The Chief Compliance Officer will periodically assess compliance with the portfolio holdings disclosure policy and incorporate the assessment into the annual review of compliance controls and report, as necessary, to the Board of Trustees. If a violation of the portfolio holding disclosure policy is suspected, it shall be communicated to the Chief Compliance Officer for investigation. If it is determined that portfolio holdings information has been released in contravention of this policy, the circumstances surrounding the release of such information will be investigated. To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then appropriate disciplinary action will be taken against the individual(s) responsible for the release.

To the extent that information is released in contravention of these procedures, reasonable efforts will be made to retrieve such information from the party to whom the information was disclosed. If it is impractical or impossible to retrieve such information, reasonable efforts will be made to secure a non-disclosure agreement from the party to whom such information was released. If these efforts are unsuccessful, then consideration will be given to publicly releasing the information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and/or interest on its investments in portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gains rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed at least once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in Foreign Securities. The Fund is permitted to invest in foreign securities as described above. Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s distributions paid to you.

Effect of Foreign Debt Investments on Distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.

PFIC Securities. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for the taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. The Board of Trustees reserves the right not to distribute the Fund’s net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund will be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal and state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of the Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)	The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;
(ii)	The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
(iii)	The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements. As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required Distributions. To avoid a 4% federal excise tax, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its investment company taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October Losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31st and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of June 30 (“post-October loss”) as occurring on the first day of the following tax year (i.e., July 1).

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund, the IRS requires that you report a gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Redemption Fees. Any redemption fees you incur on shares redeemed or exchanged within two months of their purchase will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash Sales. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund. For example:

Derivatives. The Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If the Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending Transactions. The Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Tax Straddles. The Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible Debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities Purchased at Discount. The Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). The Fund may invest in U.S.-qualified REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S.-qualified REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to Federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income. The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Fund is awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in the Fund is a suitable investment given the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding. By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,

  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions for dividends designated as capital gain dividends and exempt-interest dividends, and, if extended or made permanent, exemptions for dividends designated as short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-Interest Dividends. In general, exempt-interest dividends are not subject to U.S. withholding tax.

Capital Gain Dividends. In general, capital gain dividends designated by the Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-Related Dividends and Short-Term Capital Gains Dividends. The exemptions from U.S. withholding for short-term capital gain and interest-related dividends paid by the Fund to foreign shareholders terminated and are no longer available for dividends paid by the Fund, unless such exemptions are extended or made permanent. Even if such exemptions are extended, the Fund or intermediary may not support such exemptions.

Investment in U.S. Real Property. The Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by the Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Fund, as follows:

  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.
  In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the Fund classified as a qualified investment entity, Fund distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because the Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Fund does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

Effectively Connected Income. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S. Estate Tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

U.S. Tax Certification Rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

THIS DISCUSSION OF “DIVIDENDS, DISTRIBUTIONS AND TAXES” IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE FUND.

INVESTMENT ADVISOR

Pursuant to an Investment Advisory Agreement dated __________, 2009, the Trust, on behalf of the Fund, employs Scout Investment Advisors, Inc. as the Fund’s investment advisor for an annual fee calculated at a rate of 0.75% of average daily net assets. The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Fund in accordance with the Fund’s stated investment objective and policies. The Advisor is a wholly owned subsidiary of UMB Bank. UMB Bank and UMB Fund Services, Inc., the Fund’s administrator, fund accountant and transfer agent, are both wholly owned subsidiaries of UMB Financial Corporation. As of March 31, 2009, assets under the management of UMB Bank and the Advisor were approximately $__ billion.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fee and, if necessary, to assume certain other expenses of the Fund through October 31, 2011, to the extent necessary so that the net annual fund operating expenses of the Fund do not exceed 1.30% of the Fund’s average daily net assets. Under the expense limitation agreement described above, the Advisor retains the right to seek reimbursement from the Fund of fees previously waived or expenses previously paid to the extent such fees were waived or expenses were paid within three years of such reimbursement and such reimbursement will not cause the Fund to exceed any applicable fee waiver or expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

The Advisor and/or Fund has entered into arrangements with financial services companies such as such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale. Mutual fund supermarkets, retirement plan recordkeepers, and third party administrators may also provide distribution and shareholder servicing to the Fund and its shareholders. These companies may operate mutual fund trading platforms (such as ‘No Transaction Fee’ mutual fund supermarkets or retirement plan platforms) that provide the Fund with access to investors and, in that way, increase the distribution opportunities for the Fund. To the extent that the cost of these arrangements is not covered by the Fund’s operating expenses or is related to distribution or marketing of the Fund’s shares, the Advisor may make additional payments, out of its own assets, to compensate counterparties for these arrangements. These additional payments are sometimes referred to as “revenue sharing” payments. The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in the Fund’s assets and consequently an increase in advisory fees. To the extent that the financial companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Fund’s service providers, the Fund bears a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fee Table and related expense ratio information published for the Fund.

The Board is responsible for overseeing the performance of the Fund’s investment advisor and determining whether to approve, for the initial term, or renew, for subsequent terms, the Investment Advisory Agreement. Initial approval of the Investment Advisory Agreement requires the majority vote of the Board of Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party (the “Independent Trustees”), and approval of the outstanding voting securities, as that term is defined in the 1940 Act, of each Fund. Renewal of the agreement requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees.

The Board, including all of the Independent Trustees, considered and unanimously approved the Fund’s Investment Advisory Agreement and the Fund’s initial shareholder has approved the Investment Advisory Agreement. The Investment Advisory Agreement’s initial term is through March 31, 2011 and it will continue in effect for successive one year periods, provided that renewal is approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement of the Fund will be available in the Fund’s Annual Report to Shareholders for the period ended September 30, 2009.

Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities and instruments as the Fund. As such, the Advisor and its affiliates or their clients are or may be actively engaged in transactions in the same securities and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When the Advisor or an affiliate seeks to purchase or sell the same assets for their managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund.

Further, transactions in investments by one or more other accounts or clients advised by the Advisor may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. This may occur when investment decisions regarding the Fund are based on research or other information that is also used to support decisions or advice for other accounts. When the Advisor or one of its other clients implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

PORTFOLIO MANAGERS

Investments in the Fund

Information relating to a portfolio managers’ ownership (including the ownership of his or her immediate family) in the Fund as of [_________, 2009] is set forth in the chart below.

UMB Scout TrendStar Small Cap Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Thomas W. Laming	[$__]
James R. McBride	[$__]

Other Managed Accounts

In addition to the Fund, the portfolio managers manage other accounts. The following table sets forth information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities. Unless otherwise indicated, none of these accounts paid performance-based advisory fees.

Number of Accounts Managed and
Name of Portfolio Manager	Total Assets by Category as of ___________, 2009
Thomas W. Laming	·	[ ] other accounts with $[ ] in total assets under management.
James R. McBride	·	[ ] other accounts with $[ ] in total assets under management.

Compensation

The Advisor implements a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards. The basic compensation structure combines a fixed base salary supplemented with a variable bonus plan that has the potential to equal base salary.

The Advisor places a strong emphasis on portfolio performance and believes the portfolio manager’s compensation should be a reflection of the success provided to clients of the Advisor. This philosophy is the basis for offering an overall compensation structure in which performance-based compensation can equal base salary, providing the greatest incentive to align investment management to the client’s success.

The bonus plan incorporates the investment performance of the management team and growth in assets under management generated by new business. Pre-tax investment performance accounts for 80% while new business generation accounts for 20% of the bonus plan structure.

Investment performance is evaluated on a 1-year and 3-year time frame based on two factors. Initially, performance is judged against the unmanaged benchmark index assigned to the investment strategy. Next, performance is measured relative to the median investment manager performance in the strategy’s discipline according to Lipper. Finally, performance is assessed on whether the manager was able to achieve the top quartile of the strategy’s discipline according to Lipper.

The Advisor employs an incentive stock option program. However, this program currently comprises a very small portion of overall compensation. The Advisor continually evaluates strategies to keep it competitive in overall compensation and align the structure directly to the success of the Advisor’s clients. The Advisor does not enter into any employment contracts or non-compete agreements with any of its investment professionals.

Potential Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as equity or fixed income securities. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity, which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. The Advisor seeks to manage such potential conflicts by following procedures intended to provide a fair allocation of buy and sell opportunities among client accounts.

The structure of portfolio manager compensation may also give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by the portfolio manager may give rise to potential conflicts of interest. The Fund’s code of ethics is designed to address such conflicts.

The Fund has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Fund. The Trust officers, as well as the Advisor, are subject to the direct supervision and control of the Board of Trustees. Under the applicable laws of Delaware, Trustees owe a fiduciary duty to the shareholders of the Fund. The Board is responsible for the overall management of the Fund, including general supervision of the Fund’s investment activities and the Fund’s various service providers.

The following is a list of the Trustees and senior officers of the Trust and their ages and business experience for the past five years.

Independent Trustees

Number of
		Term of		Portfolios in Fund	Other
	Positions	Office and	Principal	Complex	Director-
Name, Address and	Held with	Length of	Occupations)	Overseen by	ships Held
Birth Date	Fund	Time Served	During Past 5 Years	Trustee	by Trustee
Andrea F. Bielsker	Trustee	Indefinite;	Principal, AFP	10	None
c/o UMB Scout Funds		until	Consulting, since
1010 Grand Boulevard		successor	July 2008; Chief
Kansas City, Missouri		elected.	Financial Officer,
64106		Served as a	Brooke Credit
11/16/58		Trustee since	Corporation, from
		2005.	2007 to May 2008;
Vice President,
Liberty Power
Corp., 2007; Senior
Vice President,
Finance, Chief
Financial Officer
and Treasurer,
Great Plains Energy
Company from
2002 to 2005.
William E. Hoffman,	Trustee	Indefinite;	Orthodontist.	10	None
D.D.S.		until
c/o UMB Scout Funds		successor
1010 Grand Boulevard		elected.
Kansas City, Missouri		Served as a
64106 04/11/38		Trustee since
1982.
Eric T. Jager	Trustee	Indefinite;	President,	10	Nygaard
4800 Main Street,		until	Windcrest In-		Corporation
Suite 600		successor	vestment
Kansas City, Missouri		elected.	Management, Inc.;
64112		Served as a	Executive Vice
06/19/43		Trustee since	President -
		1987.	Investments,
Bartlett and
Company.
Stephen F. Rose	Trustee	Indefinite;	Chairman, Sun	10	None
c/o UMB Scout Funds	(Independent	until	Publications, Inc.
1010 Grand Boulevard	Chairman)	successor
Kansas City, Missouri		elected.
64106		Served as a
11/05/47		Trustee since
1989.

Number of
		Term of		Portfolios in Fund	Other
	Positions	Office and	Principal	Complex	Director-
Name, Address and	Held with	Length of	Occupations)	Overseen by	ships Held
Birth Date	Fund	Time Served	During Past 5 Years	Trustee	by Trustee
William B. Greiner*	Trustee	Indefinite;	Chief Investment	10	Washburn
c/o UMB Scout Funds		until	Officer, UMB Bank,		Endowment
1010 Grand Boulevard		successor	n.a. and President		Association;
Kansas City, Missouri		elected.	Scout Investment		KCPT Public
64106		Served as a	Advisors, Inc., since		Television
03/05/54		Trustee since	2004; from 2003 to
		2005.	2004 managed
private accounts at
True North; Prior to
2003, Chief
Investment Officer,
UMB Bank, n.a.
and Chairman of
Scout Investment
Advisors, Inc. since
its inception in
2001.

*	Mr. Greiner is considered to be an “interested person” of the Trust under the 1940 Act due to his employment by UMB Bank, the parent company of the Advisor and an affiliate of the Fund’s Distributor, transfer agent, administrator and fund accountant, and his employment by the Advisor, an affiliated person of the Trust.

Executive Officers

	Positions	Term of Office
Name, Address and	Held with	and Length of
Birth Date	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Gary W. DiCenzo	President	Indefinite, until	Executive Vice President, UMB Bank, n.a. since
UMB Scout Funds		successor elected.	2004. From 2003 to 2004, Senior Vice President,
1010 Grand Boulevard		Served as	UMB Bank, n.a. Prior to 2003, Vice President,
Kansas City, Missouri		President since	Driehaus Capital Management.
64106		2005; Vice
10/27/62		President since
2004.
James. L. Moffett	Principal	Indefinite, until	Lead Portfolio Manager, UMB Scout International
UMB Scout Funds	Executive	successor elected.	Fund and UMB Scout International Discovery Fund
1010 Grand Boulevard	Officer	Served as a	and co- Portfolio Manager UMB Scout Stock Fund;
Kansas City, Missouri		Principal	Chairman, Scout Investment Advisors, Inc. and
64106		Executive	Executive Vice President UMB Bank n.a. since 2001.
03/27/41		Officer since
2003.
C. Warren Green	Treasurer	Indefinite, until	Chief Financial Officer, Scout Investment Advisors,
UMB Scout Funds	and	successor elected.	Inc. since June 2007 and Vice President and Chief
1010 Grand Boulevard	Principal	Served as	Financial Officer, Asset Management Division, UMB
Kansas City, Missouri	Financial	Treasurer and	Bank, n.a. since 2000.
64106	Officer	Principal
12/27/58		Financial Officer
since 2005.

	Positions	Term of Office
Name, Address and	Held with	and Length of
Birth Date	Fund	Time Served	Principal Occupation(s) During Past 5 Years
Constance E. Martin	Chief	Indefinite, until	Senior Vice President, UMB Bank, n.a. since 2008;
UMB Scout Funds	Operating	successor elected.	Fund Administrator, Accounting and Administration,
1010 Grand Boulevard	Officer and	Served as Chief	UMB Fund Services, Inc. from 2005 to 2008;
Kansas City, MO	Secretary	Operating	Brokerage Compliance, Country Club Financial
64106		Officer since	Services, Inc., from 2004 to 2005; Compliance
09/30/61		2008; Secretary	Officer, UMB Scout Funds, from 2003 to 2004.
since 2006.

Mark E. Osborne	Chief	Indefinite, until	Chief Compliance Officer, Scout Investment
UMB Scout Funds	Compliance	successor elected.	Advisors, Inc. since November 2007; Vice President
1010 Grand Boulevard	Officer	Chief	and Director of Fiduciary Services Compliance,
Kansas City, Missouri		Compliance	UMB Financial Corporation since May 2003; Audit
64106		Officer since	Officer and Project Manager, UMB Financial
11/23/66		2008.	Corporation from July 2002 to May 2003.

Trustee Share Ownership

The following tables provide the dollar range of equity securities of the UMB Scout Funds beneficially owned by the Board members on December 31, 2008.

Independent Trustees

Dollar Range of Equity Securities in the Funds
	William E.	Eric T.	Stephen F.	Andrea F.
Fund	Hoffman	Jager	Rose	Bielsker
UMB Scout TrendStar Small Cap Fund*	None	None	None	None

Aggregate Dollar Range of Equity	$10,001 -	$10,001 -
Securities in all Funds Overseen Within	$50,000	$50,000	$1 - $10,000	$10,001 - $50,000
Fund Complex

* As of the date of this SAI, there are no publicly outstanding shares of the Fund and, therefore, the Trustees do not own any shares of the Fund.

Interested Trustee

Dollar Range of Equity Securities in the Funds
Fund	William B. Greiner
UMB Scout TrendStar Small Cap Fund*	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	Over $100,000

*As of the date of this SAI, there are no publicly outstanding shares of the Fund and, therefore, the Trustees do not own any shares of the Fund.

The following table sets forth the securities of the Advisor or its control persons owned by the Independent Trustees and their immediate family members:

Name of Owners and
	Relationships to		Title of	Value of	Percent of
Name of Trustee	Trustee	Company	Class	Securities	Class
Andrea F. Bielsker	None	None	None	None	None
William E. Hoffman	None	None	None	None	None
Eric T. Jager[1]	Joan Allison Bartlett	UMB Financial	Common	$219,726.08	0.014%
	Jager - spouse	Corporation
Stephen F. Rose	None	None	None	None	None

1	The UMB Financial Corporation common stock is separate marital property of Ms. Jager and Mr. Jager specifically disclaims beneficial ownership of the stock.

Audit Committee. The Board of Trustees has established an Audit Committee and the Audit Committee is composed of all of the Independent Trustees. The Audit Committee has adopted a charter. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. According to its charter, the Audit Committee (1) oversees the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund’s independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund’s independent auditor; and (4) acts as a liaison between the Fund’s independent auditors and the Fund’s Board.

Nominating Committee. The Board of Trustees established a Nominating Committee made up of each of the Independent Trustees. The Committee evaluates, from time to time, the appropriate size of the Board and recommends changes in size and composition, as deemed necessary; establishes processes for developing candidates for Independent Board members and conducts searches for qualified candidates; and recommends a slate of Independent Board members to be elected at Fund shareholders’ meetings or nominees to fill Independent Board member vacancies on the Board, where and when appropriate. The Committee also evaluates candidates’ qualifications and makes recommendations to the full Board, for positions as “interested” members on the Board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by “Qualifying Shareholders” (defined below) who provide appropriate background material about the candidate that demonstrates the candidate’s ability to serve as a Trustee.

A Qualifying Shareholder is a shareholder that (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Fund’s outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of the Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee, and (iii) provides a written notice to the Nominating Committee containing the following information:

(a)	the name and address of the Qualifying Shareholder making the recommendation;
(b)	the number of shares of the Fund which are owned of record and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;

(c)	a description of all arrangements and understandings between the Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;
(d)	the name, age, date of birth, business address and residence address of the person or persons being recommended;
(e)	such other information regarding each person recommended as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;
(f)	whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and
(g)	the written consent of each person recommended to serve as a Trustee of the Fund if so nominated and elected/appointed.

A Qualifying Shareholder’s written recommendation may be addressed to the Nominating Committee at the Fund’s offices, 803 West Michigan Street, Milwaukee, WI 53233. The Nominating Committee’s intention is that the recommending shareholder demonstrate a significant and long term commitment to the Fund and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Fund and its shareholders. If the Nominating Committee receives a recommendation from a Qualifying Shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Compensation of Trustees. The following table shows the compensation received by the UMB Scout Funds Independent Trustees for the fiscal year of the other UMB Scout Funds ended June 30, 2009. [dollar amounts to be updated in 497 filing]. This compensation does not reflect additional ‘per fund’ compensation that is expected to be paid relating to supervision of the UMB Scout TrendStar Small Cap Fund.

	Aggregate
	Compensation Per Fund	Total Compensation
	For Serving on the	For Serving on the
Name of Trustee	Board[1]	Board Paid to Trustees
William B. Greiner[2]	--	--
Andrea F. Bielsker	$4,611	$41,500
William E. Hoffman	$4,611	$41,500
Eric T. Jager	$4,611	$41,500
Stephen F. Rose	$5,722	$51,500

1	The amount in this column represents the approximate amount that an Independent Trustee received on a per Fund basis. The amount is calculated by dividing the aggregate fee paid to the Trustee by the number of Funds.
2	Mr. Greiner, as an “interested trustee,” does not receive compensation for his services as Trustee.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities. As of the date of this Statement of Additional Information, there are no outstanding shares of the Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 has agreed to provide administrative and fund accounting services to the series of the Trust under an Administration and Fund Accounting Agreement dated April 1, 2005, as amended, between UMBFS and the Trust (the “Administration Agreement”). UMBFS is the parent of the Fund’s Distributor. UMBFS is also a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, the Fund’s custodian, and the Advisor. UMBFS’s services include, but are not limited to, the following: calculating daily net asset values for the Fund; assisting in preparing and filing all federal income and excise tax filings; overseeing the Fund’s fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund’s expenses; monitoring the Fund’s status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Fund’s investment policies and restrictions and generally assisting the Fund’s administrative operations.

UMBFS furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement continues in effect until terminated. The Administration Agreement may be terminated, without payment of any penalty (i) by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days’ written notice to the other party, which notice may be waived by the party entitled to notice. Under the Administration Agreement, UMBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

DISTRIBUTOR

Under a Distribution Agreement with the Trust dated May 19, 2001, as amended, the Distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, acts as the principal underwriter and national distributor for the shares issued by the series of the Trust. The Distributor is an affiliate of the Advisor. The Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Fund, and does not receive any fee or other compensation from the Trust or the Fund under the Distribution Agreement.

The Distribution Agreement is effective until May 19, 2010, and will continue automatically for successive annual periods ending each May 19, if continued at least annually by the Board of Trustees,

including a majority of Independent Trustees. The Distribution Agreement terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

TRANSFER AGENT

The Trust, on behalf of the Fund, has entered into an agreement with UMBFS to provide transfer agency and dividend payment services to the Fund, including, but not limited to, the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. UMBFS is compensated on a per-fund, per-account and transactional basis, plus out-of-pocket expenses.

CUSTODIAN

The Trust has entered into a Custody Agreement with UMB Bank under which UMB Bank holds the Fund’s assets for safekeeping. This means the bank, rather than the Fund, has possession of the Fund’s cash and securities. As directed by the Fund’s officers and portfolio managers, UMB Bank delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund’s expenses. UMB Bank is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141, and is an affiliate of the Advisor. For the foregoing, UMB Bank receives a fee from the Trust based on the value of the Fund computed once a month, at the annual rate of 0.05% of the assets in the custody account. In addition, the Trust shall reimburse UMB Bank for out-of-pocket expenses incurred in connection with the Custody Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s financial statements are audited annually by the independent registered public accounting firm approved by the Board of Trustees each year. [____________________], with offices at [___________________________________], is the Fund’s present independent registered public accounting firm.]

FUND COUNSEL

Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

GENERAL INFORMATION AND HISTORY

The Trust is currently comprised of ten series: UMB Scout TrendStar Small Cap Fund, UMB Scout Stock Fund, UMB Scout Mid Cap Fund, UMB Scout Small Cap Fund, UMB Scout International Fund (formerly, the UMB Scout Worldwide Fund), UMB Scout International Discovery Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund - Federal Portfolio, UMB Scout Money Market Fund - Prime Portfolio and UMB Scout Tax-Free Money Market Fund (collectively, the “Funds”). The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have subsequently been liquidated. One of the current series, the UMB Scout Small Cap Fund series was created on January 24,

2001 to become the successor to UMB Scout Regional Fund, Inc., which was reorganized into the UMB Scout Small Cap Fund on July 1, 2001.

On April 1, 2005, the Trust created additional series to become the successor funds to funds within the UMB Scout Funds family that were previously organized as Maryland corporations. The shareholders of the Funds previously organized as Maryland corporations approved the reorganization of their respective Funds into series of the Trust. The UMB Scout Stock Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series bearing the same name. The UMB Scout Growth Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series named the UMB Scout Stock Select Fund. The UMB Scout International Fund, the UMB Scout Bond Fund, and the UMB Scout Tax-Free Money Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond Fund, Inc., and UMB Scout Tax-Free Money Market Fund, Inc., respectively. The UMB Scout Money Market Fund - Federal Portfolio and the UMB Scout Money Market Fund - Prime Portfolio series became the successor funds of the UMB Scout Money Market Fund, Inc. series bearing the same names. On October 31, 2006, the Trust created the UMB Scout Mid Cap Fund series. On December 31, 2007, the Trust created the UMB Scout International Discovery Fund series. The UMB Scout Growth Fund series was liquidated on June 24, 2008.

Beginning July 17, 2007, each of the Money Market Funds issued two separate classes of shares: Investor Class shares and Service Class shares. All outstanding Money Market Fund shares were designated as Investor Class shares on July 17, 2007 and Investor Class shares continue to be available for direct purchase. The new Service Class shares, which are subject to annual Rule 12b-l distribution and service fees, will be offered for use in cash sweep arrangements for clients of banks, trust companies and broker-dealers, including UMB Bank and its affiliates.

Each series of the Trust represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights except that the shares of each Fund have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of each Fund have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-l Plan for the Service Class shares of the Money Market Funds. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series. If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Non-Cumulative Voting. All of the Fund’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks. The Fund is authorized to use the words “UMB” and/or “Scout” in its name, and may use the Scout design, so long as Advisor continues as its investment advisor.

Code of Ethics. The Trust, the Advisor and the Distributor have each adopted a code of ethics, to the extent required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures.

Summary of Proxy Voting Procedures. The Board of Trustees has delegated authority for making voting decisions with respect to Fund portfolio securities to the Advisor. The Advisor has adopted a Proxy Voting Policy (the “Policy”), as well as General Proxy Voting Standards and Guidelines (the “Guidelines”) that provide as follows:

  The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.
  The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Fund. The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors that affect the value of the security.
  The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder. In exercising voting rights, there shall be no undue prejudice in favor of management. Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors’ insurance and charitable giving.

Should a conflict of interest arise between the Advisor and the interests of the Fund’s shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Advisor’s Board of Directors. If the Advisor’s guidelines are not sufficiently specific to determine how the vote should be cast and there exists a material conflict of interest, the proxies will be voted by a third party that is not affiliated with and independent of the Advisor.

Information on how the Fund votes proxies relating to portfolio securities will be available without charge, upon request, by calling 1-800-996-2862 or by accessing the SEC’s website at www.sec.gov.

FIXED INCOME SECURITIES RATINGS

Standard & Poor’s Corporation (S&P®):

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. (Moody’s):

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt instruments rated “AAA,” “AA,” “A,” “BBB” are considered to be investment grade.

AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”.

A+, A or A- Investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB- Investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds. “D” represents the lowest potential for recovery.

NR Indicated that Fitch does not rate the specific issue.

Description of Taxable Commercial Paper Ratings

Moody’s - Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s has one rating - prime. Every such prime rating means Moody’s believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime -1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;
(2)	economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3)	evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	liquidity;
(5)	amount and quality of long-term debt;
(6)	trend of earnings over a period of ten years;
(7)	financial strength of a parent company and relationships which exist with the issuer; and
(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P® - Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. The four categories are as follows:

“A” -	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

“A-l” -	This designation indicates that the degree of safety regarding timely payment is very strong.

“A-2” -	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

“A-3” -	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

	“B” -	Issues rated “B” are regarded as having only an adequate capacity for timely payment.
Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

	“C” -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

	“D” -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

	F1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

	Fl	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than “F1+.”

	F2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “FI +” and “F I”.

	F3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

	FS	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC	The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.

PART C
OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)	Articles of Incorporation

	(1)	Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as
Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A,
filed on February 9, 2000 (“Initial Registration Statement”) and incorporated herein by reference.

	(2)	Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of
Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

	(3)	Officer’s Certificate evidencing the establishment and designation of the UMB
Scout Small Cap Fund series effective January 24, 2001, previously filed as
Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration
Statement on Form N-1A, filed on April 30, 2001 and incorporated herein by reference.

	(4)	Officer’s Certificate evidencing the establishment and designation of the UMB
Scout Stock Fund, the UMB Scout Growth Fund, the UMB Scout International
Fund, the UMB Scout Bond Fund, the UMB Scout Money Market Fund – Federal
Portfolio, the UMB Scout Money Market Fund – Prime Portfolio and the UMB
Scout Tax-Free Money Market Fund series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to
Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 and incorporated herein by reference.

	(5)	Officer’s Certificate evidencing the establishment and designation of the UMB
Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit
99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration
Statement on Form N-1A, filed on August 18, 2006 (“PEA No. 10”) and incorporated herein by reference.

	(6)	Officer’s Certificate evidencing the establishment and designation of the Investor
Class of shares and the Service Class of shares for the UMB Scout Money Market
Fund – Federal Portfolio, the UMB Scout Money Market Fund – Prime Portfolio
and the UMB Scout Tax-Free Money Market Fund series (the “Money Market
Funds”) effective July 9, 2007, previously filed as Exhibit 99.a.6 to Post-Effective

1

Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on
July 17, 2007 (“PEA No. 13”) and incorporated herein by reference.

	(7)	Officer’s Certificate evidencing the establishment and designation of the UMB
Scout International Discovery Fund series of the Registrant effective October 16,
2007, previously filed as Exhibit 99.a.7 to Post-Effective Amendment No. 14 to
Registrant’s Registration Statement on Form N-1A, filed on October 17, 2007
(“PEA No. 14”) and incorporated herein by reference.

	(8)	Officer’s Certificate evidencing the establishment and designation of the UMB
Scout TrendStar Small Cap Fund series of the Registrant effective February 19,
2009, is filed herewith.

(b)	By-laws

	(1)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the
Initial Registration Statement and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders

	(1)	Declaration of Trust.

ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of
the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and
incorporated herein by reference.

	(2)	By-Laws.

ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(d)	Investment Advisory Contracts

	(1)	Investment Advisory Agreement between Scout Investment Advisors, Inc. and the
Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to
Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005
(“PEA No. 9”) and incorporated herein by reference.

	(2)	Amended and Restated Exhibits A and B to the Investment Advisory Agreement
previously filed as Exhibit 99.d.2 to Post-Effective Amendment No. 11 to
Registrant’s Registration Statement on Form N-1A, filed on October 31, 2006
(“PEA No. 11”) and incorporated herein by reference.

	(3)	Amended and Restated Exhibits A and B to the Investment Advisory Agreement,
effective as of December 31, 2007, previously filed as Exhibit 99.d.3 to Post-
Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-

2

1A, filed on October 28, 2008 (“PEA No. 17”) and incorporated herein by reference.

	(4)	Amended and Restated Exhibit B to the Investment Advisory Agreement, effective as of July 1, 2008, previously filed as Exhibit 99.d.4 to PEA No. 17 and incorporated herein by reference.

	(4A)	Form of Amended and Restated Exhibits A and B to the Investment Advisory
Agreement, effective as of [_________, 2009], reflecting the addition of UMB
Scout TrendStar Small Cap Fund series of the Trust, is filed herewith.

	(5)	Fee Waiver and Expense Assumption Agreement between Scout Investment
Advisors, Inc. and the Registrant, on behalf of the UMB Scout Stock Fund, the
UMB Scout Growth Fund and the UMB Scout Bond Fund, previously filed as
Exhibit 99.d.3 to Post-Effective Amendment No. 12 to Registrant’s Registration
Statement on Form N-1A, filed on May 16, 2007 (“PEA No. 12”) and incorporated herein by reference.

	(6)	Fee Waiver and Expense Assumption Agreement between Scout Investment
Advisors, Inc. and the Registrant, on behalf of the UMB Scout Mid Cap Fund, previously filed as Exhibit 99.d.4 to PEA No. 11 and incorporated herein by reference.

(7)	Fee Waiver and Expense Assumption Agreement between Scout Investment
Advisors, Inc. and the Registrant, on behalf of the UMB Scout International
Discovery Fund, previously filed as Exhibit 99.d.7 to to PEA No. 17 and incorporated herein by reference.

(8)	Fee Waiver and Expense Assumption Agreement between Scout Investment
Advisors, Inc. and the Registrant, on behalf of the UMB Scout Bond Fund, previously filed as Exhibit 99.d.8 to to PEA No. 17
and incorporated herein by reference.

	(9)	Form of Fee Waiver and Expense Assumption Agreement between Scout
Investment Advisors, Inc. and the Registrant, on behalf of the UMB Scout
TrendStar Small Cap Fund, is filed herewith.

(e)	Underwriting Contracts

	(1)	Distribution Agreement between UMB Distribution Services, LLC (“Distributor”)
and the Registrant dated May 19, 2001 (the “Distribution Agreement”), previously filed as Exhibit 99.e.8 to Post-Effective Amendment No. 3 to
Registrant’s Registration Statement on Form N-1A, filed on October 30, 2001
(“PEA No. 3”) and incorporated herein by reference.

(A) Amendment Number One to the Distribution Agreement previously filed as Exhibit 99.e.8 to Post-Effective Amendment No. 4 to Registrant’s

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Registration Statement on Form N-1A, filed on October 28, 2002 (“PEA
No. 4”) and incorporated herein by reference.

		(B)	Third Amended and Restated Schedule A to the Distribution Agreement
previously filed as Exhibit 99.e.1.B to PEA No. 11 and incorporated herein by reference.

		(C)	Fourth Amended and Restated Schedule A to the Distribution Agreement, previously filed as Exhibit 99.e.1.C to PEA No. 17 and incorporated herein by reference.

		(D)	Fifth Amended and Restated Schedule A to the Distribution Agreement, previously filed as Exhibit 99.e.1.D to PEA No. 17 and incorporated herein by reference.

		(E)	Form of Sixth Amended and Restated Schedule A to the Distribution
Agreement reflecting the addition of the UMB Scout TrendStar Small Cap
Fund series of the Registrant, is filed herewith.

(2)	Agreement for the Sale and Servicing of Shares of the UMB Scout Funds
(relating to the Service Class Shares of the Money Market Funds), previously filed as Exhibit 99.e.2 to PEA No. 17 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”)
dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit
99.g.1 to PEA No. 10 and incorporated herein by reference.

		(A)	Amendment to the Custody Agreement dated as of July 2, 2001 previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to
Registrant’s Registration Statement on Form N-1A, filed on October 28,
2004 (“PEA No. 6”) and incorporated herein by reference.

		(B)	Revised Appendix B to the Custody Agreement previously filed as Exhibit
99.g.1.A to PEA No. 11 and incorporated herein by reference.

		(C)	Revised Appendix B to the Custody Agreement previously filed as Exhibit
99.g.1.C to PEA No. 17 and incorporated herein by reference.

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		(D)	Revised Appendix B to the Custody Agreement reflecting the addition of the UMB Scout TrendStar Small Cap Fund series of the Registrant, to be filed by amendment.

	(2)	Rule 17f-5 Delegation Agreement by and between UMB Bank. and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective
Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on
October 28, 2003 and incorporated herein by reference.

		(A)	Revised Appendix to Rule 17f-5 Delegation Agreement between the
Registrant and UMB Bank previously filed as Exhibit 99.g.2.A to PEA
No. 11 and incorporated herein by reference.

		(B)	Revised Appendix to Rule 17f-5 Delegation Agreement between the Registrant and UMB Bank, previously filed as Exhibit 99.g.2.B to PEA No. 17 and incorporated herein by reference.

(h)	Other Material Contracts

	(1)	Transfer Agency Agreements.

		(A)	Transfer Agency Agreement by and between the Registrant and UMB
Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer
Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

		(B)	Second Amended and Restated Schedule A to the Transfer Agency
Agreement previously filed as Exhibit 99.h.1.B to PEA No. 11 and incorporated herein by reference.

		(C)	Third Amended and Restated Schedule A to the Transfer Agency Agreement previously filed as Exhibit 99.h.1.C to PEA No. 17 and incorporated herein by reference.

		(D)	Fourth Amended and Restated Schedule A to the Transfer Agency Agreement previously filed as Exhibit 99.h.1.D to PEA No. 17 and incorporated herein by reference.

		(E)	Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15

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to Registrant’s Registration Statement on Form N-1A, filed on October 26,
2007 (“PEA No. 15”) and incorporated herein by reference.

	(F)	SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of
July 24, 2007 previously filed as Exhibit 99.h.1.D to PEA No. 15 and incorporated herein by reference.

	(G)	Fifth Amended and Restated Schedule A to the Transfer Agency
Agreement reflecting the addition of the UMB Scout TrendStar Small Cap
Fund series of the Registrant, to be filed by amendment.

(2)	Inbound Call Management and Fulfillment Services Agreement.

	(A)	Inbound Call Management and Fulfillment Services Agreement between
Scout Investment Advisors, Inc. and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment
Agreement”), previously filed as Exhibit 99.h.2 to PEA No. 3 and incorporated herein by reference.

	(B)	Amendment Number One to the Call Management and Fulfillment
Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to
PEA No. 6 and incorporated herein by reference.

	(C)	Amended and Restated Schedule A to the Call Management and
Fulfillment Agreement previously filed as Exhibit 99.h.2.C to PEA No. 11 and incorporated herein by reference.

	(D)	Third Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.3.C to PEA No. 17 and incorporated herein by reference.

	(E)	Fourth Amended and Restated Schedule A to the Call Management and Fulfillment Agreement previously filed as Exhibit 99.h.3.D to PEA No. 17 and incorporated herein by reference.

(3)	Administration and Fund Accounting Agreement.

	(A)	Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund
Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No.
9 and incorporated herein by reference.

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		(B)	Second Amended and Restated Schedule A to the Administration and
Fund Accounting Agreement previously filed as Exhibit 99.h.3.B to PEA
No. 11 and incorporated herein by reference.

		(C)	Third Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.d.3 to PEA No. 17 and incorporated herein by reference.

		(D)	Fourth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement previously filed as Exhibit 99.d.3 to PEA No. 17 and incorporated herein by reference.

		(E)	Fifth Amended and Restated Schedule A to the Administration and Fund
Accounting Agreement reflecting the addition of the UMB Scout
TrendStar Small Cap Fund series of the Registrant, to be filed by amendment.

	(4)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the
Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(i)	Legal Opinion

	(1)	Opinion of Counsel with respect to the legality of the securities issued by the
UMB Scout Stock Fund, UMB Scout Mid Cap Fund, UMB Scout Small Cap
Fund, UMB Scout International Fund, UMB Scout International Discovery Fund,
UMB Scout Bond Fund, UMB Scout Money Market Fund - Federal Portfolio,
UMB Scout Money Fund - Prime Portfolio, UMB Scout Tax-Free Money Market
Fund, and UMB Scout TrendStar Small Cap Fund series of the Registrant is filed herewith.

(j)	Other Opinions

	(1)	Power of Attorney of UMB Scout Funds is filed herewith.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

Not Applicable.

(m)	Rule 12b-1 Plan

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	(1)	Service Class Distribution and Shareholder Servicing Plan adopted by the
Registrant pursuant to Rule 12b-1 and effective as of February 22, 2007, previously filed as Exhibit 99.m.1 to PEA No. 12 and incorporated herein by reference.

(n)	Rule 18f-3 Plan

	(1)	Multiple Class Plan Pursuant to Rule 18f-3, adopted by the Registrant and dated as of February 22, 2007, previously filed as Exhibit 99.n.1 to PEA No. 12 and incorporated herein by reference.

(p)	Code of Ethics

(1)	Fiduciary Services - Code of Ethics applicable to Scout Investment Advisors, Inc.
and the Registrant, as amended February 21, 2008, previously filed as Exhibit
99.p.1 to PEA No. 17 and incorporated herein by reference.

	(2)	Code of Ethics of the Distributor previously filed as Exhibit 99.p.2 to PEA No. 4 and incorporated herein by reference.

ITEM 24.		PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
THE REGISTRANT:

None.

ITEM 25.		INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

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The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful. The By-Laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person

9

believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

     (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

     (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

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Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws :

     (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)); or

     (b) A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

The principal business of UMB Bank is the provision of banking and investment management services to individuals and businesses. The principal business of Scout Investment Advisors, Inc., which is a wholly-owned subsidiary of UMB Bank, is the provision of investment advisory and management services for the mutual funds within the UMB Scout Funds family.

ITEM 27.         PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for: Adelante Funds Cheswold Lane Funds

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Giant 5 Funds Green Century Funds
Lotsoff Capital Management Investment Trust The Marsico Investment Fund Nakoma Mutual Funds The Westport Funds

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Positions and
Name and Principal	Position and Offices	Offices with
Business Address	with Distributor	Registrant

Robert J. Tuszynski	President	None
803 West Michigan Street
Milwaukee, WI 53233

Christine L. Mortensen	Treasurer	None
803 West Michigan Street
Milwaukee, WI 53233

Constance Dye Shannon	Secretary	None
803 West Michigan Street
Milwaukee, WI 53233

(c)	The Distributor does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 29.  MANAGEMENT SERVICES:

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There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS:

Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 6th day of April 2009.

UMB Scout Funds

By: /s/ Gary W. DiCenzo
Gary W. DiCenzo, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ James L. Moffett	Principal Executive Officer	April 6, 2009
James. L. Moffett

/s/ C. Warren Green	Principal Financial Officer	April 6, 2009
C. Warren Green

/s/ Eric T. Jager	Trustee	April 6, 2009
Eric T. Jager*

/s/ William E. Hoffman	Trustee	April 6, 2009
William E. Hoffman*

/s/ Stephen F. Rose	Trustee	April 6, 2009
Stephen F. Rose*

/s/ William B. Greiner	Trustee	April 6, 2009
William B. Greiner

/s/ Andrea F. Bielsker	Trustee	April 6, 2009
Andrea F. Bielsker*

*By: /s/ Constance E. Martin
Constance E. Martin
Attorney-in-Fact
(Pursuant to Power of Attorney filed herewith)

EXHIBIT INDEX

Exhibit 99.a.8	Officer’s Certificate evidencing the establishment and
designation of the UMB Scout TrendStar Small Cap Fund series of the Registrant.

Exhibit 99.d.4A	Form of Amended and Restated Exhibits A and B to the
Investment Advisory Agreement, reflecting addition of UMB
Scout TrendStar Small Cap Fund series of the Registrant.

Exhibit 99.d.9	Form of Fee Waiver and Expense Assumption Agreement
between Scout Investment Advisors, Inc. and the Registrant, on
behalf of the UMB Scout TrendStar Small Cap Fund.

Exhibit 99.e.1.E	Form of Sixth Amended and Restated Schedule A to the
Distribution Agreement reflecting the addition of the UMB
Scout TrendStar Small Cap Fund series of the Registrant.

Exhibit 99.i.1	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant.

Exhibit 99.j.1	Power of Attorney